Acquisitions and Disposals - Summary of Profit on Disposal of Businesses (2022, 2021 and 2020 Acquisition) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net assets sold:
Reclassification of exchange from other comprehensive income	£ 2	£ (25)	£ 36
2021 disposals [Member ]
Disclosure of detailed information about business combination [line items]
Cash consideration including currency forwards, purchase adjustments and deferred consideration		10
Total		10
Net assets sold:
Property, plant and equipment		3
Cash and cash equivalents		1
Other net assets		1
Total		5
Deal costs payable.		(16)
Reclassification of exchange from other comprehensive income		35
Gain on disposals		£ 24
2020 Business disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration including currency forwards, purchase adjustments and deferred consideration			649
Equity investment in Hindustan Unilever Limited			3,124
Total			3,773
Net assets sold:
Goodwill			143
Intangible assets			118
Property, plant and equipment			68
Inventory			6
Cash and cash equivalents			481
Other net (liabilities)/assets			(154)
Total			662
Deal and transaction costs			40
Derivative			240
Reclassification of exchange from other comprehensive income			36
Total			316
Gain on disposals			2,795
2020 Business disposals [member] | Horlicks [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration including currency forwards, purchase adjustments and deferred consideration			492
Equity investment in Hindustan Unilever Limited			3,124
Total			3,616
Net assets sold:
Goodwill			142
Intangible assets			15
Property, plant and equipment			56
Inventory			0
Cash and cash equivalents			478
Other net (liabilities)/assets			(155)
Total			536
Deal and transaction costs			12
Derivative			240
Reclassification of exchange from other comprehensive income			36
Total			288
Gain on disposals			2,792
2020 Business disposals [member] | Other [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration including currency forwards, purchase adjustments and deferred consideration			157
Equity investment in Hindustan Unilever Limited			0
Total			157
Net assets sold:
Goodwill			1
Intangible assets			103
Property, plant and equipment			12
Inventory			6
Cash and cash equivalents			3
Other net (liabilities)/assets			1
Total			126
Deal and transaction costs			28
Derivative			0
Reclassification of exchange from other comprehensive income			0
Total			28
Gain on disposals			£ 3